Note 21 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
(Loss) gain on equity securities									$ (9)	$ 488
Total interest and dividend income	$ 13,459	$ 12,829	$ 12,129	$ 11,940	$ 11,564	$ 11,330	$ 10,902	$ 10,199	50,357	43,995
Total interest expense	2,998	2,584	2,287	2,040	1,762	1,818	1,625	1,442	9,909	6,647
Income before income taxes	3,985	3,897	3,578	3,133	4,073	3,376	3,392	2,836	14,593	13,677
Income taxes	560	593	481	528	1,687	914	885	736	2,162	4,222
NET INCOME	$ 3,425	$ 3,304	$ 3,097	$ 2,605	$ 2,386	$ 2,462	$ 2,507	$ 2,100	12,431	9,455
Comprehensive Income									11,140	9,345
Parent Company [Member]
Dividends from subsidiary bank									4,650	10,425
(Loss) gain on equity securities									(9)	488
Other									9	80
Total interest and dividend income									4,650	10,993
Total interest expense									325	460
Other									2,119	2,091
Total expenses									2,444	2,551
Income before income taxes									2,206	8,442
Income taxes									(513)	(673)
Income before equity in undistributed net income of subsidiaries									2,719	9,115
Equity in undistributed net income of subsidiaries									9,712	340
NET INCOME									12,431	9,455
Comprehensive Income									$ 11,140	$ 9,345